THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY

Supplement dated November 19, 2013 to

PROSPECTUSES DATED May 1, 2013

NML VARIABLE ANNUITY ACCOUNT A

SUPPLEMENT TO THE PROSPECTUSES

FLEXIBLE PAYMENT VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (FEE-BASED)

NML VARIABLE ANNUITY ACCOUNT B

SUPPLEMENT TO THE PROSPECTUSES

FLEXIBLE PAYMENT VARIABLE ANNUITY

FLEXIBLE PAYMENT VARIABLE ANNUITY (FEE-BASED)

NML VARIABLE ANNUITY ACCOUNT C

SUPPLEMENT TO THE PROSPECTUSES

GROUP COMBINATION ANNUITY

INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY (NETWORK EDITION)

Effective immediately, this Supplement amends certain information contained in the Prospectuses referenced above.

In the NML Variable Annuity Account A - Flexible Payment Variable Annuity and NML Variable Annuity Account A - Flexible Payment Variable Annuity (Fee Based), the last paragraph of the section entitled “Death Benefit – How is the Death Benefit Distributed?” is hereby deleted.

In the NML Variable Annuity Account B - Flexible Payment Variable Annuity and NML Variable Annuity Account B - Flexible Payment Variable Annuity (Fee Based), the last paragraph of the section entitled “Death Benefit – How is the Death Benefit Distributed?” is hereby deleted.

In the NML Variable Annuity Account C - Individual Flexible Payment Variable Annuity (Network Edition) the last paragraph of the section entitled “Death Benefit – How is the Death Benefit Distributed?” is hereby deleted.

Please read this Supplement carefully and keep it with your Prospectus for future reference.

This Supplement is dated November 19, 2013.